Pension Benefits - Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Retirement Benefits [Abstract]
2017	$ 2,497
2018	2,156
2019	2,098
2020	2,123
2021	2,129
2021 - 2025	11,908
Total	$ 22,911